Accounts Receivable, Net - Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Receivables [Abstract]
Accounts receivable - billed	$ 668,424	$ 617,712
Accounts receivable - unbilled	80,197	134,523
Less - allowances	(33,837)	(36,398)
Accounts receivable, net	$ 714,784	$ 715,837